SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Changes in Stock Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2013	781,832	$5.42	30.18	122
Granted	706,000	4.34	49.82
Exercised	(49,500)	3.80
Forfeited	(300,000)	7.59

Outstanding at December 31, 2013	1,138,332	4.25	41	7

Vested and expected to vest at December 31, 2013	1,024,499	4.25	41	7

Exercisable at December 31, 2013	375,666	3.94	7.84	7

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2013	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2013
		(In months)

36,000	4.25	67.03	-
753,332	4.35	46.43	83,332
73,500	4.09	15.83	73,500
160,000	3.53	25.28	160,000
30,500	3.48	23.23	30,500
85,000	5.14	40.03	28,334

1,138,332		41	375,666